--------------------------------------------------------------------------------
      ARMSTRONG
      ASSOCIATES
      INC.
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

C.K. Lawson                                                Douglas W. Maclay
President, Treasurer                                       Director
and Director                                               President, Maclay
                                                           Properties Company
Candace L. King
Vice President and                                         R.H. Stewart Mitchell
Secretary                                                  Director
                                                           Private Investor
Eugene P. Frenkel, M.D.
Director                                                   Cruger S. Ragland
Professor of Internal                                      Director
Medicine and Radiology                                     Retired President,
Southwestern Medical                                       Ragland Insurance
School                                                     Agency, Inc.

                                                           Ann D. Reed
                                                           Director
                                                           Private Investor

--------------------------------------------------------------------------------

750 N. St. Paul, Suite 1300, L.B. 13
Dallas, Texas 75201
(214) 720-9101
FAX: (214) 871-8948

Custodian
Union Bank of California, N.A.
San Francisco, California

Transfer Agent
Portfolios, Inc.
Dallas, Texas

Auditors
Grant Thornton, LLP
Dallas, Texas

Investment Advisor
Portfolios, Inc.
Dallas, Texas

--------------------------------------------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Armstrong Associates, Inc. had total net assets of $17,279,330 and a per share price of $12.22 at the close of business on December 31, 2001. A cash distribution of $0.16 per share made shortly before the calendar year end and consisting of net realized capital gains and net income is not reflected in these 2001 calendar year-end figures.

Equity investment results for the calendar year were generally mixed, with technology and communication stocks continuing to lag the broader market. Specifically, the Standard & Poor 500 Index declined -13.04% in price for the 12 months, while the NASDAQ Index was down -21.05% in price. Armstrong's shares recorded a decline, including dividend and capital gains reinvestment, of -8.40% for the year.

In retrospect, the past three years have been a difficult period for equity investments. An overheated, narrow-based market gained strength in 1999, peaked in early 2000, and declined sharply into 2001. Next followed the national disaster of September 11, a subsequent war (still in progress) and, most recently, a high profile corporate financial collapse that seriously undermined investor confidence. The developments in 2000 and 2001 played out against a weakening economic background that finally became characterized as a recession.

The important question to many investors today is where are we now? In our view, the United States is in the early stages of economic recovery. Supporting a constructive view, consumer confidence is improving, the inflation outlook continues to appear favorable and, while interest rates may have bottomed, we don't see a basis for a sharp economy-choking interest rate increase during the upcoming year. While it would be unrealistic not to expect new terrorist threats and actions, the U.S. has shown it has the confidence and ability to aggressively and successfully cope with such developments. Bottom line, while equity investment can be expected to be volatile and at times uncomfortable, we believe that long term investors are in a period of improving investment opportunity.

We are happy to report that the March 2002 issue of Mutual Funds magazine included Armstrong Associates, Inc., among 240 funds that were recognized as "Best in Class" in their respective categories out of over 7,000 diversified stock funds. The study covered the three years ended 2001 and identified what the magazine considered the best mutual funds across 12 distinct investment categories.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,


C. K. Lawson
President
February 16, 2002

------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2001
------------------------------------------------------------------------------------------------
No. of   Industry & issue                                  Cost           Market     % of Assets
shares                                                                    Value
------------------------------------------------------------------------------------------------
         AEROSPACE                             (2.6%)
 5,000   Boeing Co.                                     $   293,580    $   193,900          1.1%
 4,000   United Technologies                                254,750        258,520          1.5%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         BROADCASTING, MEDIA & ADVERTISING     (6.9%)
30,000   AOL                                                208,193        963,000          5.6%
 8,000   Interpublic Group                                  383,298        236,000          1.4%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CHEMICAL PRODUCTS & RELATED           (6.8%)
15,000   Avery Dennison Corp.                               211,200        848,100          4.9%
 6,000   Praxair, Inc.                                      212,890        331,500          1.9%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         COMMUNICATIONS & RELATED              (2.0%)
13,000   Spanish Broadcasting                               120,290        128,570          0.7%
24,000   Corning, Inc.                                      131,044        214,080          1.2%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         COMPUTER, SOFTWARE & RELATED          (7.3%)
 5,000   IBM Corp.                                          249,675        604,800          3.5%
48,000   Oracle Systems Corp.                                75,280        662,880          3.8%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CONSUMER PRODUCTS                     (11.0%)
10,000   Black & Decker Corp.                               216,760        377,300          2.2%
 7,232   Gillette Co.                                       166,636        241,549          1.4%
 6,000   Kimberly Clark Corp.                               230,820        358,800          2.1%
16,000   Wal-Mart Stores                                    196,800        921,920          5.3%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         DIVERSIFIED OPERATIONS                (5.0%)
14,603   Tyco International                                 433,524        860,119          5.0%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         EDUCATIONAL SERVICES                  (1.0%)
 6,000   Devry, Inc.                                        132,660        170,700          1.0%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         ENVIRONMENTAL SERVICES                (4.7%)
 8,000   Ionics, Inc.                                       186,800        240,240          1.4%
 8,000   Waste Connection                                   241,040        247,920          1.4%
10,000   Waste Management                                   309,300        320,100          1.9%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         FINANCIAL & RELATED                   (4.5%)
 4,000   Bank of America                                    240,350        251,800          1.5%
 5,867   Citigroup, Inc.                                    246,800        296,166          1.7%
 7,000   Washington Mutual                                  262,220        228,900          1.3%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         FOOD & BEVERAGES                      (7.6%)
10,000   Kraft Foods                                        327,500        340,300          2.0%
20,000   Pepsico, Inc.                                      116,802        974,200          5.6%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         LEISURE TIME                          (0.7%)
 8,000   Royal Caribbean                                    203,564        129,440          0.7%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         MEDICAL & RELATED                     (18.5%)
30,000   Abbott Laboratories                                182,381      1,674,000          9.7%
20,000   Medtronics, Inc.                                   190,438      1,024,200          5.9%
12,284   Pfizer, Inc.                                       170,000        490,132          2.8%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         OFFICE SUPPLIES & EQUIPMENT           (1.0%)
 9,000   Staples, Inc.                                      175,875        168,300          1.0%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         RESTAURANTS                           (4.1%)
14,000   Brinker International                              260,961        416,640          2.4%
 6,000   Tricon Global                                      137,198        295,200          1.7%
------------------------------------------              -----------    -----------    ----------

------------------------------------------
         CASH, SHORT TERM DEBT AND
           RECEIVABLES
             LESS LIABILITIES                             2,663,798      2,810,055         16.3%
------------------------------------------              -----------    -----------    ----------
         Total Net Assets                               $ 9,432,427    $17,279,330        100.0%
------------------------------------------              -----------    -----------    ----------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
   Dividends                                                       $     65,428
   Interest                                                              35,444
------------------------------------------------------             ------------
      Total income                                                      100,872
------------------------------------------------------             ------------

OPERATING EXPENSES:
   Advisory and management fees                                          66,577
   Administrative fees                                                    8,000
   Custodian fees                                                         4,527
   Transfer agent fees                                                    4,565
   Registration fees, licenses and other                                  3,270
   Legal fees                                                               815
   Accounting fees                                                        4,712
   Director's fees                                                        3,490
   Reports and notices to shareholders                                    4,377
   Insurance                                                  888       101,220
------------------------------------------------------ ----------  ------------
      Net investment income                                                (348)
------------------------------------------------------             ------------
REALIZED AND UNREALIZED GAINS AND LOSSES
   ON INVESTMENTS
     Realized gains from security transactions
       (excluding short-term obligations)
         Proceeds from sales                                            415,596
         Cost of securities sold                                        368,473
------------------------------------------------------             ------------
         Net realized gains from security transactions                   47,124
------------------------------------------------------             ------------
Unrealized appreciation (depreciation) of investments
   Beginning of period                                                8,084,061
   End of period                                                      7,803,914
------------------------------------------------------             ------------
   Increase/decrease in unrealized appreciation                        (280,147)
------------------------------------------------------             ------------
   Net realized and unrealized loss on investments                 $   (233,023)
------------------------------------------------------             ------------
   Net decrease in net assets from operations                      $   (233,371)
------------------------------------------------------             ------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS FOR DECEMBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
Investment in securities at market value                           $ 17,133,071
Cash held by custodian                                                  137,050
Prepaid expenses                                                          4,692
Interest receivable                                                       2,398
Dividends receivable                                                      7,016
Receivable for fund shares purchased                                     41,556
Receivable for sale of portfolio                                             --
------------------------------------------------------             ------------
           Total Assets                                            $ 17,325,784
------------------------------------------------------             ------------

LIABILITIES
Accounts payable and accrued expenses                                    10,189
Payable for fund shares redeemed                                         36,265
Payable for purchase of securities                                           --
------------------------------------------------------             ------------
           Total Liabilities                                       $     46,454
------------------------------------------------------             ------------

------------------------------------------------------             ------------
Total net assets-- equivalent to $12.22 per share
   with 1,413,732 shares outstanding                               $ 17,279,330
------------------------------------------------------             ------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS--6 MONTHS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                              $       (348)
Net realized gains from security transactions                            47,124
Decrease in unrealized appreciation of investments                     (280,147)
------------------------------------------------------             ------------
Net increase in net assets resulting from operations               $   (233,371)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends paid from net investment income                             69,483
   Distributions from net realized gains                                152,863
------------------------------------------------------             ------------
                                                                        222,346

CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of capital stock                              347,652
   Net asset value of shares issued to shareholders
     in reinvestment of net investment income and
       net realized gains on security transactions                      215,763
------------------------------------------------------             ------------
                                                                        563,415
LESS COST OF SHARES REPURCHASED                                         392,899
------------------------------------------------------             ------------
                                                                        170,516
   Net decrease in net assets                                          (285,201)

NET ASSETS:
Beginning of period                                                  17,564,531

End of period                                                      $ 17,279,330